Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended						1 Months Ended			1 Months Ended				1 Months Ended		1 Months Ended			1 Months Ended			1 Months Ended		1 Months Ended			1 Months Ended					1 Months Ended
	Dec. 31, 2011 Tradename	Jul. 02, 2009 Tp Corporation Limited	Jul. 02, 2009 Tp Corporation Limited Customer base and relationship Year	Jul. 02, 2009 Tp Corporation Limited Tradename	Jul. 02, 2009 Tp Corporation Limited Non-compete agreement Year	Jul. 02, 2009 Tp Corporation Limited Contract backlog Year	Jul. 02, 2009 Tp Corporation Limited Software technology Year	Jul. 31, 2010 VanceInfo Financial Service Limited	Jul. 31, 2010 VanceInfo Financial Service Limited Customer base and relationship Year	Jul. 31, 2010 VanceInfo Financial Service Limited Non-compete agreement Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Customer base and relationship Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Tradename	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Non-compete agreement Year	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Contract backlog	Jan. 31, 2011 Beijing Viatt Information Technology Co Ltd Customer Contracts [Member] Year	Apr. 30, 2011 Oracle Consulting and Implementation Services	Apr. 30, 2011 Oracle Consulting and Implementation Services Customer base and relationship Year	Apr. 30, 2011 Oracle Consulting and Implementation Services Non-compete agreement Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Customer base and relationship Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Non-compete agreement Year	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Contract backlog	Jul. 31, 2011 Beijing Data Pioneer Technology Co Ltd Customer Contracts [Member] Year	Oct. 31, 2011 US Based IT Services Company	Oct. 31, 2011 US Based IT Services Company Customer base and relationship Year	Oct. 31, 2011 US Based IT Services Company Non-compete agreement Year	Mar. 31, 2011 Lifewood	Mar. 31, 2011 Lifewood Customer base and relationship Year	Mar. 31, 2011 Lifewood Tradename	Mar. 31, 2011 Lifewood Non-compete agreement Year	Mar. 31, 2011 Lifewood Software technology Year	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd Customer base and relationship Year	Jul. 31, 2011 VanceInfo Technology Australia Pty Ltd Non-compete agreement Year
Business Acquisition [Line Items]
Cash		$ 1,730						$ 824			$ 267									$ 1,060								$ 219					$ 276
Current assets																	381
Other current assets		2,926						1,997			484									705					358			435					287
Property and equipment and other long-term assets																				50
Property and equipment		248						80			74						4								71			203					93
Rental deposits		82						7																				14
Intangible assets amortizable			2,163		332	743	323		926	40		386		583	16			525	175		1,003	201	248			1,488	308		2,571		257	257		700	715
Intangible assets not amortizable				1,645									177																	2,571
Goodwill		6,277						2,490			4,454						1,056			2,362					4,815			6,386					3,661
Deferred tax assets - non -current		43																										13
Current liabilities		(4,607)						(401)			(466)									(879)					(358)			(1,195)					(400)
Deferred tax liabilities		(875)						(204)			(291)						(105)			(363)					(769)			(933)					(424)
Short term loan		(2,386)
Net business acquisition purchase price allocated to assets acquired and liabilities assumed		$ 8,644						$ 5,759			$ 5,684						$ 2,036			$ 4,387					$ 5,913			$ 10,798					$ 4,908
Finite lived intangible asset amortization period			5		5	1.5	2		5.5	2		5		4		1		5	5		5	5		1		5	3		6.75		4.75	3		5	5
Indefinite lived intangible asset amortization period	Indefinite			indefinite									indefinite																	indefinite